SHARE-BASED COMPENSATION - Expenses of Share-Based Compensation (Details) $ in Millions	6 Months Ended
Dec. 31, 2022 USD ($)
Share-Based Payment Arrangement [Abstract]
Expenses arising from equity classified share-based awards	$ 5
Recovery arising from liability classified share-based awards	(45)
Expense (recovery)	$ (40)